Premises And Equipment (Schedule Of Premises And Equipment, Net Carrying Amount By Major Class Of Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	¥ 2,029,881	¥ 1,993,473
Less accumulated depreciation	1,042,407	1,030,925
Premises and equipment-net	987,474	962,548
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	381,977	391,602
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	708,223	694,384
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	687,228	667,073
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	233,123	225,407
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	¥ 19,330	¥ 15,007